Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Earnings Per Share [Abstract]
Net loss for the period (in thousands of euros)	€ (30,420)	€ (20,579)
Weighted average number of shares (in shares)	34,619,072,000	22,608,408,000
Basic loss per share (in euro per share)	€ (0.88)	€ (0.91)
Diluted loss per share (in euro per share)	€ (0.88)	€ (0.91)